Loans and Allowance for Credit Losses, Impaired Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Impaired [Line Items]
Trial modifications	$ 11,800	$ 15,500
Loans and leases receivable, impaired, commitment to lend	500	513
Total Consumer [Member] | Trial modifications [Member]
Financing Receivable, Impaired [Line Items]
Trial modifications	115	149
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Impaired [Line Items]
Loans reclassified to held-for-sale	1,700
Non-PCI [Member]
Impaired Loans [Abstract]
Unpaid principal balance	14,670	19,464
Impaired loans	13,030	16,347
Impaired loans with related allowance for credit losses	8,927	9,078
Related allowance for credit losses	1,314	1,443
Non-PCI [Member] | Total Commercial [Member]
Impaired Loans [Abstract]
Unpaid principal balance	4,141	4,505
Impaired loans	3,133	3,221
Impaired loans with related allowance for credit losses	2,852	2,897
Related allowance for credit losses	467	514
Non-PCI [Member] | Commercial and industrial loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	2,792	3,057
Impaired loans	2,003	2,030
Impaired loans with related allowance for credit losses	1,903	1,730
Related allowance for credit losses	311	319
Non-PCI [Member] | Commercial real estate mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	1,137	1,228
Impaired loans	974	1,032
Impaired loans with related allowance for credit losses	803	1,009
Related allowance for credit losses	110	154
Non-PCI [Member] | Commercial real estate construction [Member]
Impaired Loans [Abstract]
Unpaid principal balance	81	74
Impaired loans	51	47
Impaired loans with related allowance for credit losses	41	46
Related allowance for credit losses	11	9
Non-PCI [Member] | Lease financing [Member]
Impaired Loans [Abstract]
Unpaid principal balance	131	146
Impaired loans	105	112
Impaired loans with related allowance for credit losses	105	112
Related allowance for credit losses	35	32
Non-PCI [Member] | Total Consumer [Member]
Impaired Loans [Abstract]
Unpaid principal balance	10,529	14,959
Impaired loans	9,897	13,126
Impaired loans with related allowance for credit losses	6,075	6,181
Related allowance for credit losses	847	929
Non-PCI [Member] | Residential mortgage [Member] | Government insured or guaranteed [Member]
Impaired Loans [Abstract]
Impaired loans	1,200	1,300
Non-PCI [Member] | Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	8,107	12,309
Impaired loans	7,674	10,738
Impaired loans with related allowance for credit losses	4,433	4,420
Related allowance for credit losses	437	525
Non-PCI [Member] | Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	1,586	1,886
Impaired loans	1,451	1,694
Impaired loans with related allowance for credit losses	925	1,133
Related allowance for credit losses	144	183
Non-PCI [Member] | Credit card [Member]
Impaired Loans [Abstract]
Unpaid principal balance	520	449
Impaired loans	520	449
Impaired loans with related allowance for credit losses	520	449
Related allowance for credit losses	209	172
Non-PCI [Member] | Automobile [Member]
Impaired Loans [Abstract]
Unpaid principal balance	138	153
Impaired loans	81	89
Impaired loans with related allowance for credit losses	42	43
Related allowance for credit losses	8	8
Non-PCI [Member] | Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Unpaid principal balance	178	162
Impaired loans	171	156
Impaired loans with related allowance for credit losses	155	136
Related allowance for credit losses	$ 49	$ 41